Average Annual Total Returns - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-DailyMoneyComboPRO - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-DailyMoneyComboPRO - Fidelity Treasury Money Market Fund - Fidelity Treasury Money Market Fund - Daily Money Class - Return Before Taxes
Dec. 30, 2023
Average Annual Return:
Past 1 year	1.15%
Past 5 years	0.82%
Past 10 years	0.44%